Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 26, 2012
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST
Central Index Key	dei_EntityCentralIndexKey	0000356409
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun. 26, 2012
Prospectus Date	rr_ProspectusDate	May 31, 2012